share-based compensation - TELUS Corporation share options (Details) - TELUS Corporation share options	12 Months Ended
	Dec. 31, 2017 CAD Y EquityInstruments	Dec. 31, 2016 CAD EquityInstruments
share-based compensation
Exercise period	7 years
Number of share options outstanding, beginning of period | EquityInstruments	1,417,693	2,375,596
Exercised | EquityInstruments	(652,926)	(925,682)
Number of share options forfeited | EquityInstruments	(3,908)	(13,112)
Number of share options expired | EquityInstruments	(20,388)	(19,109)
Number of share options outstanding, end of period | EquityInstruments	740,471	1,417,693
Weighted average share price of options outstanding, beginning of period	CAD 24.49	CAD 22.96
Weighted average share price of options exercised	21.90	20.75
Weighted average share price of options forfeited	27.56	24.49
Weighted average share price of options expired	16.31	15.29
Weighted average share price of options outstanding, end of period	26.99	24.49
Total intrinsic value of share option awards exercised	15,000,000	19,000,000
Weighted average share price at the dates of exercise	CAD 44.63	CAD 41.06
Weighted average remaining contractual life (years) | Y	0.9
Maximum
share-based compensation
Option price	CAD 31.69
Minimum
share-based compensation
Option price	CAD 23.08